UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5576

Name of Fund:  Merrill Lynch Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


Merrill Lynch Global Allocation Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                  (in U.S. dollars)
                                                      Shares
Country              Industry                           Held   Common Stocks                                            Value
Australia - 1.0%     Capital Markets - 0.2%          425,000   Macquarie Bank Ltd.                              $      21,983,645

                     Metals & Mining - 0.4%        1,250,000   BHP Billiton Ltd. (d)                                   24,395,594
                                                     400,000   Rio Tinto Ltd.                                          22,941,693
                                                     800,000   Zinifex Ltd.                                             4,750,522
                                                                                                                -----------------
                                                                                                                       52,087,809

                     Oil, Gas & Consumable           900,000   Excel Coal Ltd.                                          4,745,227
                     Fuels - 0.1%                    200,000   Woodside Petroleum Ltd.                                  6,841,357
                                                                                                                -----------------
                                                                                                                       11,586,584

                     Transportation                2,000,000   Macquarie Airports                                       4,705,135
                     Infrastructure - 0.3%        11,500,000   Macquarie Infrastructure Group                          30,708,191
                                                   2,475,000   Transurban Group                                        13,405,095
                                                                                                                -----------------
                                                                                                                       48,818,421

                                                               Total Common Stocks in Australia                       134,476,459


Belgium - 0.1%       Diversified                     482,921   Belgacom SA                                             14,865,513
                     Telecommunication
                     Services - 0.1%

                     Leisure Equipment & %           146,071   AGFA-Gevaert NV                                          2,518,710
                     Products - 0.0

                                                               Total Common Stocks in Belgium                          17,384,223


Bermuda - 0.2%       Insurance - 0.2%                282,000   IPC Holdings, Ltd.                                       7,687,320
                                                     518,500   Platinum Underwriters Holdings Ltd.                     15,892,025

                                                               Total Common Stocks in Bermuda                          23,579,345


Brazil - 1.0%        Chemicals - 0.0%                590,000   Braskem SA                                               4,534,056

                     Construction &                  506,100   Obrascon Huarte Lain Brasil SA (b)                       6,284,118
                     Engineering - 0.0%

                     Food Products - 0.1%            217,000   Cosan SA Industria e Comercio (b)                        8,744,666

                     Internet & Catalog              310,000   Submarino SA                                             7,264,477
                     Retail - 0.1%

                     Metals & Mining - 0.2%          350,000   Companhia Vale do Rio Doce
                                                               (Preference 'A' Shares) (e)                             15,533,000
                                                     300,000   Usinas Siderurgicas de Minas Gerais SA Preferred
                                                               Class A                                                  9,794,785
                                                                                                                -----------------
                                                                                                                       25,327,785

                     Oil, Gas & Consumable           850,000   Petroleo Brasileiro SA (e)                              80,325,000
                     Fuels - 0.6%

                     Transportation                  120,000   All America Latina Logistica SA                          6,495,902
                     Infrastructure - 0.0%

                                                               Total Common Stocks in Brazil                          138,976,004


Canada - 1.7%        Chemicals - 0.1%                290,000   Agrium Inc.                                              6,916,500

                     Communications                5,023,500   Nortel Networks Corp. (b)                               15,070,500
                     Equipment - 0.1%

                     Metals & Mining - 0.5%          675,000   Alamos Gold, Inc. (b)                                    5,443,453
                                                   1,931,540   Barrick Gold Corp.                                      60,766,248
                                                   1,500,000   Bema Gold Corp. (b)                                      6,100,761
                                                                                                                -----------------
                                                                                                                       72,310,462

                     Multiline Retail - 0.1%       1,365,500   Hudson's Bay Co.                                        17,963,019

                     Oil, Gas & Consumable           278,600   Petro-Canada                                            13,283,028
                     Fuels - 0.3%                     18,000   Suncor Energy, Inc.                                      1,433,482
                                                     300,000   Suncor Energy, Inc. (e)                                 24,036,000
                                                      75,000   Talisman Energy, Inc.                                    4,546,051
                                                                                                                -----------------
                                                                                                                       43,298,561

                     Road & Rail - 0.4%            1,050,000   Canadian Pacific Railway Ltd.                           50,342,166

                     Wireless                        701,400   Rogers Communications, Inc. Class B                     30,959,796
                     Telecommunication
                     Services - 0.2%

                                                               Total Common Stocks in Canada                          236,861,004


China - 0.3%         Automobiles - 0.0%           10,000,000   Denway Motors Ltd.                                       4,128,528

                     Electrical                   24,766,000   Shanghai Electric Group Corp. (b)                        9,890,752
                     Equipment - 0.1%

                     Insurance - 0.1%                124,300   China Life Insurance Co. Ltd. (b)(d)(e)                  5,087,599
                                                   1,725,000   Ping An Insurance Group Co. of China Ltd.                3,833,739
                                                                                                                -----------------
                                                                                                                        8,921,338

                     Oil, Gas & Consumable        10,633,400   China Shenhua Energy Co. Ltd. Class H (b)               14,188,031
                     Fuels - 0.1%

                     Transportation                5,459,600   Hainan Meilan International Airport Co., Ltd.            3,437,944
                     Infrastructure - 0.0%

                                                               Total Common Stocks in China                            40,566,593


Finland - 0.3%       Communications                  300,000   Nokia Oyj (e)                                            5,514,000
                     Equipment - 0.0%

                     Electric Utilities - 0.3%     1,836,038   Fortum Oyj                                              41,000,508

                                                               Total Common Stocks in Finland                          46,514,508


France - 1.7%        Automobiles - 0.3%              356,902   Peugeot SA                                              21,179,571
                                                     219,021   Renault SA                                              20,664,867
                                                                                                                -----------------
                                                                                                                       41,844,438

                     Commercial Banks - 0.6%         523,928   BNP Paribas                                             46,697,488
                                                     981,324   Credit Agricole SA                                      34,616,600
                                                                                                                -----------------
                                                                                                                       81,314,088

                     Communications                  244,500   Alcatel SA (b)(e)                                        3,276,300
                     Equipment - 0.0%

                     Construction &                  199,338   Vinci SA                                                18,529,391
                     Engineering - 0.1%

                     Food & Staples                  481,845   Carrefour SA                                            22,737,149
                     Retailing - 0.2%

                     Oil, Gas & Consumable           223,786   Total SA                                                61,740,066
                     Fuels - 0.5%

                                                               Total Common Stocks in France                          229,441,432


Germany - 2.0%       Air Freight &                 1,176,073   Deutsche Post AG                                        33,117,754
                     Logistics - 0.3%

                     Commercial Banks - 0.2%         329,233   Deutsche Postbank AG (d)                                21,944,336

                     Construction &                  335,280   Hochtief AG                                             17,596,174
                     Engineering - 0.1%

                     Diversified Financial           143,885   Deutsche Boerse AG                                      18,188,300
                     Services - 0.1%

                     Diversified                   1,336,485   Deutsche Telekom AG                                     21,146,298
                     Telecommunication
                     Services - 0.2%

                     Electric Utilities - 0.3%       393,446   E.ON AG                                                 43,920,598

                     Industrial                      487,960   Siemens AG                                              44,475,274
                     Conglomerates - 0.3%

                     Insurance - 0.1%                113,645   Allianz AG Registered Shares                            18,305,578

                     Metals & Mining - 0.2%          816,058   ThyssenKrupp AG                                         20,869,173

                     Multi-Utilities - 0.2%          343,347   RWE AG                                                  28,275,930

                                                               Total Common Stocks in Germany                         267,839,415


Hong Kong - 0.7%     Commercial Banks - 0.1%       1,133,659   HSBC Holdings Plc Hong Kong Registered                  18,914,155

                     Electric Utilities - 0.1%     3,750,000   Cheung Kong Infrastructure Holdings Ltd.                11,680,883

                     Industrial                    3,250,000   Hutchison Whampoa Ltd.                                  33,333,489
                     Conglomerates - 0.2%

                     Real Estate - 0.3%            1,250,000   Cheung Kong Holdings Ltd.                               13,493,149
                                                     619,700   Sun Hung Kai Properties Ltd.                             6,452,656
                                                   3,500,000   Wharf Holdings Ltd.                                     13,560,793
                                                                                                                -----------------
                                                                                                                       33,506,598

                                                               Total Common Stocks in Hong Kong                        97,435,125


Hungary - 0.1%       Oil, Gas & Consumable           170,228   Mol Magyar Olaj- es Gazipari Rt.                        17,683,115
                     Fuels - 0.1%

                                                               Total Common Stocks in Hungary                          17,683,115


India - 2.4%         Automobiles - 0.2%              455,000   Bajaj Auto Ltd.                                         22,221,530
                                                     400,000   Tata Motors Ltd.                                         6,429,915
                                                                                                                -----------------
                                                                                                                       28,651,445

                     Chemicals - 1.0%              6,400,000   Reliance Industries Ltd.                               136,943,320

                     Commercial Banks - 0.1%         500,000   Oriental Bank of Commerce                                2,837,960
                                                     568,500   State Bank of India Ltd.                                11,425,401
                                                                                                                -----------------
                                                                                                                       14,263,361

                     Construction &                   50,000   Larsen & Toubro Ltd.                                     2,455,241
                     Engineering - 0.0%

                     Construction                  8,594,982   Gujarat Ambuja Cements Ltd.                             17,238,661
                     Materials - 0.1%

                     Diversified                   1,500,000   Mahanagar Telephone Nigam                                4,816,997
                     Telecommunication
                     Services - 0.1%

                     Household Products - 0.1%     1,500,000   Hindustan Lever Ltd.                                     6,622,096

                     IT Services - 0.4%              775,600   Infosys Technologies Ltd.                               50,617,458

                     Oil, Gas & Consumable           200,000   Hindustan Petroleum Corp.                                1,401,020
                     Fuels - 0.0%

                     Pharmaceuticals - 0.0%          150,000   Wockhardt Ltd.                                           1,643,456

                     Road & Rail - 0.1%              470,000   Container Corp. of India                                14,273,088

                     Thrifts & Mortgage            1,400,000   Housing Development Finance Corp.                       42,515,581
                     Finance - 0.3%

                                                               Total Common Stocks in India                           321,441,724


Indonesia - 0.0%     Commercial Banks - 0.0%       7,000,000   Bank Danamon Indonesia Tbk PT                            3,467,746

                                                               Total Common Stocks in Indonesia                         3,467,746


Ireland - 0.2%       Commercial Banks - 0.2%       1,068,457   Allied Irish Banks Plc                                  24,119,166

                                                               Total Common Stocks in Ireland                          24,119,166

Israel - 0.2%        Communications                3,115,000   ECI Telecom Ltd. (b)(e)                                 26,010,250
                     Equipment - 0.2%

                     Pharmaceuticals - 0.0%          157,132   Teva Pharmaceutical Industries Ltd. (e)                  6,698,537

                     Software - 0.0%                 166,000   Ectel Ltd. (b)(e)                                          758,620

                                                               Total Common Stocks in Israel                           33,467,407

Italy - 1.0%         Commercial Banks - 0.4%       3,296,194   Capitalia SpA                                           21,265,639
                                                   5,525,575   UniCredito Italiano SpA                                 39,419,508
                                                                                                                -----------------
                                                                                                                       60,685,147

                     Electric                      3,625,775   Enel SpA                                                30,665,342
                     Utilities - 0.2%

                     Oil, Gas & Consumable         1,621,835   ENI SpA                                                 48,998,512
                     Fuels - 0.4%

                                                               Total Common Stocks in Italy                           140,349,001


Japan - 10.2%        Auto Components - 0.1%          450,000   Toyota Industries Corp.                                 16,337,078

                     Automobiles - 0.6%              179,100   Honda Motor Co., Ltd.                                   10,189,262
                                                   3,082,000   Suzuki Motor Corp.                                      62,922,137
                                                      23,500   Toyota Motor Corp.                                       1,220,519
                                                                                                                -----------------
                                                                                                                       74,331,918

                     Beverages - 0.5%                  1,500   Coca-Cola Central Japan Co., Ltd.                       12,467,433
                                                     815,500   Coca-Cola West Japan Co., Ltd.                          18,112,160
                                                     717,000   Hokkaido Coca-Cola Bottling Co., Ltd.                    4,679,349
                                                   1,007,000   Kinki Coca-Cola Bottling Co., Ltd.                      10,331,072
                                                   1,477,500   Mikuni Coca-Cola Bottling Co., Ltd.                     14,640,584
                                                                                                                -----------------
                                                                                                                       60,230,598

                     Building Products - 0.1%      1,100,000   Asahi Glass Co., Ltd.                                   15,936,446

                     Capital Markets - 0.3%        1,750,000   Nomura Holdings, Inc.                                   34,233,118

                     Chemicals - 0.5%              1,500,000   Asahi Kasei Corp.                                       10,237,902
                                                     600,000   Shin-Etsu Chemical Co., Ltd.                            34,186,136
                                                   3,249,300   Sumitomo Chemical Co., Ltd.                             25,091,763
                                                                                                                -----------------
                                                                                                                       69,515,801

                     Commercial Banks - 0.8%       2,000,000   The Bank of Yokohama Ltd.                               16,230,299
                                                       1,800   Mitsubishi UFJ Financial Group, Inc.                    25,985,564
                                                   2,749,600   Shinsei Bank Ltd.                                       18,367,464
                                                       4,400   Sumitomo Mitsui Financial Group, Inc.                   51,492,760
                                                                                                                -----------------
                                                                                                                      112,076,087

                     Construction &                1,900,000   JGC Corp.                                               40,413,445
                     Engineering - 0.5%            1,440,000   Kinden Corp.                                            12,657,583
                                                   2,625,000   Okumura Corp.                                           15,673,985
                                                                                                                -----------------
                                                                                                                       68,745,013

                     Consumer Finance - 0.2%         600,000   Credit Saison Co., Ltd.                                 26,959,382

                     Electric Utilities - 0.0%       200,000   Chubu Electric Power Co., Inc.                           4,894,717

                     Electrical                    2,146,500   RHJ International (b)(d)                                55,387,999
                     Equipment - 0.4%

                     Electronic Equipment &        1,000,000   Hitachi Ltd.                                             7,064,451
                     Instruments - 0.3%              400,000   Murata Manufacturing Co., Ltd.                          29,043,694
                                                                                                                -----------------
                                                                                                                       36,108,145

                     Food & Staples                  200,000   Ministop Co., Ltd.                                       4,783,667
                     Retailing - 0.4%              1,000,000   Seven & I Holdings Co., Ltd.                            42,369,624
                                                                                                                -----------------
                                                                                                                       47,153,291

                     Food Products - 0.2%          1,900,000   Ajinomoto Co., Inc.                                     19,768,505
                                                     250,000   House Foods Corp.                                        4,019,135
                                                                                                                -----------------
                                                                                                                       23,787,640

                     Gas Utilities - 0.2%          5,675,000   Tokyo Gas Co., Ltd.                                     26,420,151

                     Household Durables - 0.0%       175,000   Rinnai Corp.                                             4,477,213

                     Household                       838,700   Rohto Pharmaceutical Co., Ltd.                          10,173,442
                     Products - 0.1%

                     Insurance - 2.6%              7,750,600   Aioi Insurance Co., Ltd.                                53,760,622
                                                       6,350   Millea Holdings, Inc.                                  122,047,580
                                                   8,350,350   Mitsui Sumitomo Insurance Co., Ltd.                    102,716,474
                                                   9,200,000   Nipponkoa Insurance Co., Ltd.                           78,038,696
                                                                                                                -----------------
                                                                                                                      356,563,372

                     Machinery - 0.3%                225,000   Fanuc Ltd.                                              19,854,354
                                                   2,500,000   Kubota Corp.                                            23,875,625
                                                                                                                -----------------
                                                                                                                       43,729,979

                     Media - 0.1%                    765,500   Toho Co., Ltd.                                          15,857,323

                     Office Electronics - 0.3%     1,000,000   Brother Industries Ltd.                                 10,387,392
                                                     550,000   Canon, Inc.                                             33,263,571
                                                                                                                -----------------
                                                                                                                       43,650,963

                     Pharmaceuticals - 0.5%          918,800   Shionogi & Co., Ltd.                                    13,899,926
                                                     800,000   Takeda Pharmaceutical Co., Ltd.                         45,376,500
                                                     994,000   Tanabe Seiyaku Co., Ltd.                                10,664,708
                                                                                                                -----------------
                                                                                                                       69,941,134

                     Real Estate - 0.3%                4,121   Marco Polo Investment Holdings Ltd.                     10,303,072
                                                       2,400   NTT Urban Development Co.                               18,779,311
                                                     298,771   Shoei Co., Ltd.                                          9,111,283
                                                                                                                -----------------
                                                                                                                       38,193,666

                     Road & Rail - 0.2%                2,600   East Japan Railway Co.                                  18,101,055
                                                       1,200   West Japan Railway Co.                                   4,951,096
                                                                                                                -----------------
                                                                                                                       23,052,151

                     Tobacco - 0.1%                      986   Japan Tobacco, Inc.                                     15,329,261

                     Trading Companies &           1,876,200   Mitsubishi Corp.                                        43,913,962
                     Distributors - 0.4%             400,000   Mitsui & Co., Ltd.                                       5,764,319
                                                                                                                -----------------
                                                                                                                       49,678,281

                     Wireless                         17,000   NTT DoCoMo, Inc.                                        27,591,509
                     Telecommunication
                     Services - 0.2%

                                                               Total Common Stocks in Japan                         1,370,355,678

Malaysia - 0.5%      Diversified                   2,500,000   Telekom Malaysia Bhd                                     6,432,476
                     Telecommunication
                     Services - 0.1%

                     Electric Utilities - 0.1%     6,500,000   Tenaga Nasional Bhd                                     18,370,884

                     Food Products - 0.1%          5,600,000   IOI Corp. Bhd                                           18,813,492

                     Independent Power             1,000,000   Malakoff Bhd                                             2,266,364
                     Producers & Energy
                     Traders - 0.0%

                     Tobacco - 0.1%                1,100,000   British American Tobacco Malaysia Bhd                   12,098,387

                     Wireless                      4,500,000   Maxis Communications Bhd                                10,308,892
                     Telecommunication
                     Services - 0.1%

                                                               Total Common Stocks in Malaysia                         68,290,495


Mexico - 0.4%        Beverages - 0.1%                200,000   Fomento Economico Mexicano SA de CV (e)                 15,668,000

                     Food Products - 0.1%          6,802,400   Grupo Industrial Maseca SA de CV 'B'                     4,751,188

                     Media - 0.2%                    350,000   Grupo Televisa SA (e)                                   29,242,500

                                                               Total Common Stocks in Mexico                           49,661,688


Netherlands - 0.5%   Construction &                  230,000   Chicago Bridge & Iron Co. NV                             7,095,500
                     Engineering - 0.0%

                     Diversified Financial         1,060,287   ING Groep NV CVA                                        37,814,053
                     Services - 0.3%

                     Food & Staples                2,470,846   Koninklijke Ahold NV (b)                                19,052,205
                     Retailing - 0.2%                473,202   Koninklijke Ahold NV (b)(e)(g)                           3,662,583
                                                                                                                -----------------
                                                                                                                       22,714,788

                     Food Products - 0.0%            375,000   Koninklijke Wessanen NV CVA                              5,878,728

                                                               Total Common Stocks in the Netherlands                  73,503,069


New Zealand - 0.1%   Diversified Financial         3,296,593   Guinness Peat Group Plc                                  5,013,486
                     Services - 0.0%

                     Diversified                   2,000,000   Telecom Corp. of New Zealand Ltd. (b)                    7,754,752
                     Telecommunication
                     Services - 0.1%

                                                               Total Common Stocks in New Zealand                      12,768,238


Norway - 0.4%        Commercial Banks - 0.2%       1,894,838   DNB NOR ASA                                             21,203,811

                     Oil, Gas & Consumable         1,011,198   Statoil ASA                                             27,795,395
                     Fuels - 0.2%

                                                               Total Common Stocks in Norway                           48,999,206


Singapore - 1.3%     Commercial Banks - 0.1%       3,000,000   Oversea-Chinese Banking Corp.                           12,578,608

                     Diversified                  16,000,000   Singapore Telecommunications Ltd. (b)                   25,096,683
                     Telecommunication
                     Services - 0.2%

                     Health Care Providers &       8,500,000   Parkway Holdings Ltd.                                   12,334,825
                     Services - 0.1%

                     Industrial                    1,550,000   Fraser and Neave Ltd.                                   17,981,282
                     Conglomerates - 0.4%          5,000,000   Keppel Corp. Ltd.                                       40,392,080
                                                                                                                -----------------
                                                                                                                       58,373,362

                     Real Estate - 0.3%            8,000,000   CapitaLand Ltd.                                         19,562,172
                                                   7,150,000   Keppel Land Ltd.                                        16,841,969
                                                                                                                -----------------
                                                                                                                       36,404,141

                     Transportation                9,000,000   SembCorp Logistics Ltd.                                  9,446,957
                     Infrastructure - 0.1%

                     Wireless                     12,000,000   MobileOne Ltd.                                          16,299,692
                     Telecommunication
                     Services - 0.1%

                                                               Total Common Stocks in Singapore                       170,534,268


South Africa - 0.1%  Paper & Forest                  548,000   Sappi Ltd. (e)                                           7,167,840
                     Products - 0.1%

                                                               Total Common Stocks in South Africa                      7,167,840


South Korea - 2.3%   Chemicals - 0.2%                927,100   Samsung Fine Chemicals Co., Ltd.                        31,090,743

                     Commercial Banks - 0.1%         800,000   Pusan Bank                                              10,200,591

                     Diversified                   2,200,000   KT Corp. (e)                                            46,442,000
                     Telecommunication
                     Services - 0.3%

                     Electric Utilities - 0.2%       700,000   Korea Electric Power Corp. (b)                          30,114,549

                     Electrical                      550,000   LS Cable Ltd.                                           19,100,192
                     Equipment - 0.1%

                     Food Products - 0.3%            248,000   CJ Corp.                                                32,136,008
                                                      23,100   Nong Shim Co., Ltd.                                      7,088,167
                                                                                                                -----------------
                                                                                                                       39,224,175

                     Metals & Mining - 0.5%          160,330   POSCO                                                   36,648,282
                                                     400,000   POSCO (e)                                               22,956,000
                                                                                                                -----------------
                                                                                                                       59,604,282

                     Multiline Retail - 0.0%         171,000   Lotte Shopping Co. (b)(e)(j)                             3,534,570

                     Textiles, Apparel &             275,000   Cheil Industries, Inc.                                   9,749,650
                     Luxury Goods - 0.1%

                     Tobacco - 0.4%                1,150,000   KT&G Corp.                                              55,673,042

                     Wireless                         43,909   SK Telecom Co., Ltd.                                     8,739,468
                     Telecommunication
                     Services - 0.1%

                                                               Total Common Stocks in South Korea                     313,473,262


Spain - 0.3%         Commercial Banks - 0.2%       1,261,310   Banco Bilbao Vizcaya Argentaria SA                      25,455,329

                     Diversified                     186,798   Telefonica SA (e)                                        8,542,273
                     Telecommunication
                     Services - 0.1%

                     Transportation                  400,000   Cintra Concesiones de Infraestructuras
                     Infrastructure - 0.0%                     de Transporte SA                                         5,211,774

                                                               Total Common Stocks in Spain                            39,209,376


Sweden - 0.2%        Diversified Financial         1,484,663   Investor AB                                             25,930,083
                     Services - 0.2%

                                                               Total Common Stocks in Sweden                           25,930,083


Switzerland - 0.9%   Capital Markets - 0.4%          993,712   Credit Suisse Group                                     57,903,833

                     Food Products - 0.2%             89,800   Nestle SA Registered Shares                             26,286,004

                     Insurance - 0.3%                149,555   Zurich Financial Services AG (b)                        32,687,066

                                                               Total Common Stocks in Switzerland                     116,876,903


Taiwan - 0.4%        Building Products - 0.0%      2,200,000   Taiwan Glass Industrial Corp.                            1,861,544

                     Commercial Banks - 0.1%      11,505,560   SinoPac Financial Holdings Co., Ltd.                     6,118,279
                                                   9,132,042   Taishin Financial Holdings Co., Ltd.                     5,229,093
                                                                                                                -----------------
                                                                                                                       11,347,372

                     Diversified                   1,500,000   Chunghwa Telecom Co., Ltd. (e)                          27,930,000
                     Telecommunication
                     Services - 0.2%

                     Electronic Equipment &        6,439,428   Delta Electronics, Inc.                                 13,755,469
                     Instruments - 0.1%

                     Machinery - 0.0%              6,000,000   Yungtay Engineering Co., Ltd.                            3,541,778

                                                               Total Common Stocks in Taiwan                           58,436,163


Thailand - 1.0%      Commercial Banks - 0.2%       1,000,000   Kasikornbank PCL                                         1,849,711
                                                  21,000,000   Siam Commercial Bank PCL Foreign Shares                 32,100,193
                                                                                                                -----------------
                                                                                                                       33,949,904

                     Construction                  3,000,000   Siam Cement PCL Foreign Shares                          20,809,249
                     Materials - 0.2%                641,700   Siam City Cement PCL Foreign Shares                      6,165,595
                                                                                                                -----------------
                                                                                                                       26,974,844

                     Electronic Equipment &       10,500,000   Hana Microelectronics PCL                                7,485,549
                     Instruments - 0.1%

                     Food Products - 0.0%          3,300,000   Thai Union Frozen Products PCL Foreign Shares            2,649,326

                     Household                    38,000,000   Land and Houses PCL Foreign Shares                       9,664,740
                     Durables - 0.1%

                     Oil, Gas & Consumable         1,250,000   PTT Exploration & Production PCL                        18,368,658
                     Fuels - 0.4%                  4,500,000   PTT PCL                                                 30,289,017
                                                                                                                -----------------
                                                                                                                       48,657,675

                     Transportation                4,950,000   Bangkok Expressway PCL Foreign Shares                    3,001,156
                     Infrastructure - 0.0%

                     Wireless                      2,000,000   Advanced Info Service PCL Foreign Shares                 5,292,229
                     Telecommunication
                     Services - 0.0%

                                                               Total Common Stocks in Thailand                        137,675,423


United               Aerospace & Defense - 0.2%    3,586,168   BAE Systems Plc                                         26,579,316
Kingdom - 3.6%
                     Beverages - 0.1%                200,600   Diageo Plc (e)                                          12,040,012

                     Commercial Banks - 1.1%       4,154,535   Barclays Plc                                            44,378,642
                                                   2,921,856   HBOS Plc                                                51,334,885
                                                   3,871,000   HSBC Holdings Plc                                        1,204,033
                                                   1,682,221   Royal Bank of Scotland Group Plc                        52,024,679
                                                                                                                -----------------
                                                                                                                      148,942,239

                     Food & Staples                1,528,422   Boots Group Plc                                         17,277,365
                     Retailing - 0.1%

                     Food Products - 0.3%          1,520,977   Cadbury Schweppes Plc                                   14,922,405
                                                     639,900   Cadbury Schweppes Plc (e)                               25,487,217
                                                     756,900   RHM Plc                                                  3,665,913
                                                                                                                -----------------
                                                                                                                       44,075,535

                     Insurance - 0.5%              2,451,680   Aviva Plc                                               31,396,041
                                                   3,211,455   Prudential Plc                                          32,535,225
                                                                                                                -----------------
                                                                                                                       63,931,266

                     Oil, Gas & Consumable         2,833,379   BP Plc                                                  34,043,051
                     Fuels - 0.4%                    200,000   Royal Dutch Shell Plc (e)                               13,622,000
                                                                                                                -----------------
                                                                                                                       47,665,051

                     Pharmaceuticals - 0.1%          100,000   AstraZeneca Group Plc (e)                                4,864,000
                                                     489,100   GlaxoSmithKline Plc                                     12,500,681
                                                                                                                -----------------
                                                                                                                       17,364,681

                     Specialty Retail - 0.1%       3,561,498   Kesa Electricals Plc                                    15,761,922

                     Transportation                1,995,226   BAA Plc                                                 22,164,055
                     Infrastructure - 0.2%

                     Wireless                     24,215,984   Vodafone Group Plc                                      50,788,015
                     Telecommunication               800,000   Vodafone Group Plc (e)                                  16,888,000
                     Services - 0.5%                                                                            -----------------
                                                                                                                       67,676,015

                                                               Total Common Stocks in the United Kingdom              483,477,457


United               Aerospace & Defense - 0.1%       47,000   General Dynamics Corp.                                   5,468,920
States - 24.7%                                       125,000   Raytheon Co.                                             5,121,250
                                                                                                                -----------------
                                                                                                                       10,590,170

                     Air Freight &                   110,000   FedEx Corp.                                             11,126,500
                     Logistics - 0.1%

                     Beverages - 0.4%                281,000   Anheuser-Busch Cos., Inc.                               11,644,640
                                                     400,000   The Coca-Cola Co.                                       16,552,000
                                                     250,000   Constellation Brands, Inc. Class A (b)                   6,672,500
                                                     188,400   Molson Coors Brewing Co. Class B                        11,775,000
                                                                                                                -----------------
                                                                                                                       46,644,140

                     Biotechnology - 0.0%             56,200   Amgen, Inc. (b)                                          4,096,418

                     Capital Markets - 0.5%          451,900   The Bank of New York Co., Inc.                          14,374,939
                                                   1,696,700   Knight Capital Group, Inc. Class A (b)                  19,325,413
                                                      25,000   Lehman Brothers Holdings, Inc.                           3,511,250
                                                      36,100   Mellon Financial Corp.                                   1,273,247
                                                     550,000   Morgan Stanley                                          33,797,500
                                                                                                                -----------------
                                                                                                                       72,282,349

                     Chemicals - 0.1%                300,000   E.I. du Pont de Nemours & Co.                           11,745,000
                                                     250,000   Lyondell Chemical Co.                                    6,002,500
                                                                                                                -----------------
                                                                                                                       17,747,500

                     Commercial Banks - 0.6%         600,000   Bank of America Corp.                                   26,538,000
                                                     400,000   Fifth Third Bancorp                                     15,028,000
                                                      63,090   Santander BanCorp                                        1,612,580
                                                     229,600   Wachovia Corp. (d)                                      12,588,968
                                                     414,000   Wells Fargo & Co.                                       25,817,040
                                                                                                                -----------------
                                                                                                                       81,584,588

                     Communications                2,439,300   3Com Corp. (b)                                          11,147,601
                     Equipment - 0.8%              3,211,900   Cisco Systems, Inc. (b)                                 59,644,983
                                                     150,000   Comverse Technology, Inc. (b)                            4,108,500
                                                     700,000   Extreme Networks Inc. (b)                                3,430,000
                                                   2,500,000   JDS Uniphase Corp. (b)(d)                                7,825,000
                                                     800,000   Lucent Technologies, Inc. (b)                            2,112,000
                                                     208,800   Motorola, Inc.                                           4,741,848
                                                     973,700   Tellabs, Inc. (b)                                       12,453,623
                                                                                                                -----------------
                                                                                                                      105,463,555

                     Computers &                   1,600,000   Adaptec, Inc. (b)                                        8,704,000
                     Peripherals - 1.0%            1,250,000   Brocade Communications Systems, Inc. (b)                 5,750,000
                                                     600,000   Hewlett-Packard Co.                                     18,708,000
                                                     635,000   International Business Machines Corp.                   51,625,500
                                                     427,500   Lexmark International, Inc. Class A (b)                 20,763,675
                                                     650,000   Maxtor Corp. (b)(d)                                      5,980,000
                                                   5,000,000   Sun Microsystems, Inc. (b)                              22,500,000
                                                                                                                -----------------
                                                                                                                      134,031,175

                     Construction &                2,496,400   Foster Wheeler Ltd. (b)(r)                             122,947,700
                     Engineering - 1.5%            1,430,200   McDermott International, Inc. (b)                       74,370,400
                                                     615,400   Quanta Services, Inc. (b)                                8,523,290
                                                                                                                -----------------
                                                                                                                      205,841,390

                     Containers &                    600,000   Crown Holdings, Inc. (b)                                11,226,000
                     Packaging - 0.1%                500,000   Smurfit-Stone Container Corp. (b)                        6,395,000
                                                                                                                -----------------
                                                                                                                       17,621,000

                     Diversified Consumer            350,000   Career Education Corp. (b)                              11,371,500
                     Services - 0.2%               1,481,200   Corinthian Colleges, Inc. (b)(d)                        18,781,616
                                                                                                                -----------------
                                                                                                                       30,153,116

                     Diversified Financial         1,522,558   Citigroup, Inc. (h)                                     70,920,752
                     Services - 0.6%                 200,000   JPMorgan Chase & Co.                                     7,950,000
                                                      34,970   NCB Holdings Ltd.                                        5,944,900
                                                                                                                -----------------
                                                                                                                       84,815,652

                     Diversified                     912,100   AT&T, Inc.                                              23,668,995
                     Telecommunication               300,100   BellSouth Corp.                                          8,633,877
                     Services - 0.4%                 399,400   Cincinnati Bell, Inc. (b)                                1,397,900
                                                     715,000   General Communication Inc. Class A (b)                   7,757,750
                                                     500,000   Verizon Communications, Inc.                            15,830,000
                                                                                                                -----------------
                                                                                                                       57,288,522

                     Electric Utilities - 0.1%       601,600   PPL Corp.                                               18,126,208

                     Electronic Equipment &        1,450,000   Sanmina-SCI Corp. (b)                                    6,104,500
                     Instruments - 0.1%            1,210,200   Solectron Corp. (b)                                      4,622,964
                                                                                                                -----------------
                                                                                                                       10,727,464

                     Energy Equipment &               67,900   Baker Hughes, Inc.                                       5,258,176
                     Services - 1.5%                 298,300   ENSCO International, Inc.                               15,249,096
                                                     625,000   GlobalSantaFe Corp.                                     38,156,250
                                                     200,000   Halliburton Co. (d)                                     15,910,000
                                                     599,100   Key Energy Services, Inc. (b)                            9,465,780
                                                     228,400   Maverick Tube Corp. (b)(d)                              10,928,940
                                                      75,000   National Oilwell Varco, Inc. (b)                         5,705,250
                                                     200,000   Noble Corp.                                             16,088,000
                                                     360,600   Rowan Cos., Inc.                                        16,165,698
                                                     275,000   Schlumberger Ltd.                                       35,048,750
                                                     100,000   Tidewater, Inc.                                          5,842,000
                                                     150,000   Todco Class A                                            6,690,000
                                                     112,200   Transocean, Inc. (b)                                     9,105,030
                                                     200,000   Weatherford International Ltd. (b)                       8,956,000
                                                                                                                -----------------
                                                                                                                      198,568,970

                     Food & Staples                  400,000   CVS Corp.                                               11,104,000
                     Retailing - 0.2%                200,000   Wal-Mart Stores, Inc.                                    9,222,000
                                                     200,000   Walgreen Co.                                             8,656,000
                                                                                                                -----------------
                                                                                                                       28,982,000

                     Food Products - 0.3%            450,000   ConAgra Foods, Inc.                                      9,328,500
                                                     420,000   Corn Products International, Inc.                       11,453,400
                                                     155,000   Ralcorp Holdings, Inc. (b)                               6,091,500
                                                     275,000   Sara Lee Corp. (d)                                       5,027,000
                                                     605,000   Tyson Foods, Inc. Class A                                8,669,650
                                                                                                                -----------------
                                                                                                                       40,570,050

                     Health Care Equipment &         250,000   Baxter International, Inc.                               9,212,500
                     Supplies - 0.1%                 150,000   Waters Corp. (b)                                         6,292,500
                                                                                                                -----------------
                                                                                                                       15,505,000

                     Health Care Providers &         150,000   AmerisourceBergen Corp.                                  6,546,000
                     Services - 0.5%                 400,000   HCA, Inc.                                               19,632,000
                                                     100,000   Health Management Associates, Inc. Class A               2,102,000
                                                     800,000   HealthSouth Corp. (b)                                    3,864,000
                                                     100,000   Humana, Inc. (b)(d)                                      5,577,000
                                                     250,000   Manor Care, Inc.                                         9,775,000
                                                   1,257,200   Tenet Healthcare Corp. (b)                               9,139,844
                                                     175,000   Triad Hospitals, Inc. (b)                                7,185,500
                                                                                                                -----------------
                                                                                                                       63,821,344

                     Hotels, Restaurants &         1,000,000   McDonald's Corp.                                        35,010,000
                     Leisure - 0.4%                  100,000   Panera Bread Co. Class A (b)                             6,810,000
                                                     148,500   Wendy's International, Inc.                              8,754,075
                                                                                                                -----------------
                                                                                                                       50,574,075

                     Household Products - 0.1%       126,750   Procter & Gamble Co.                                     7,507,402

                     IT Services - 0.1%              200,000   Automatic Data Processing, Inc.                          8,788,000

                     Independent Power               600,000   The AES Corp. (b)                                       10,224,000
                     Producers & Energy
                     Traders - 0.1%

                     Industrial                    3,699,700   General Electric Co.                                   121,165,175
                     Conglomerates - 1.1%          1,250,000   Tyco International Ltd.                                 32,562,500
                                                                                                                -----------------
                                                                                                                      153,727,675

                     Insurance - 2.1%                584,200   ACE Ltd. (h)                                            31,984,950
                                                     350,000   The Allstate Corp.                                      18,217,500
                                                   1,500,000   American International Group, Inc.                      98,190,000
                                                     219,800   Assurant, Inc.                                          10,093,216
                                                     164,000   Bristol West Holdings, Inc.                              2,993,000
                                                     486,000   Endurance Specialty Holdings Ltd.                       16,003,980
                                                      68,700   Hartford Financial Services Group, Inc.                  5,649,201
                                                     171,600   Marsh & McLennan Cos., Inc.                              5,214,924
                                                      70,000   Prudential Financial, Inc.                               5,273,800
                                                     337,000   RenaissanceRe Holdings Ltd.                             15,269,470
                                                     769,700   The St. Paul Travelers Cos., Inc.                       34,928,986
                                                     666,900   XL Capital Ltd. Class A                                 45,122,454
                                                                                                                -----------------
                                                                                                                      288,941,481

                     Leisure Equipment &             400,000   Mattel, Inc.                                             6,600,000
                     Products - 0.1%

                     Machinery - 0.1%                410,000   Navistar International Corp. (b)                        11,152,000

                     Media - 0.6%                    250,000   CBS Corp. Class B                                        6,532,500
                                                     843,400   Comcast Corp. Class A (b)                               23,463,388
                                                     143,400   The DIRECTV Group, Inc. (b)                              1,983,222
                                                      65,000   Discovery Holding Co. (b)                                  985,400
                                                     100,000   Liberty Global, Inc. (b)                                 2,140,000
                                                     100,000   Liberty Global, Inc. Series C (b)                        2,022,000
                                                     650,000   Liberty Media Corp. Class A (b)                          5,434,000
                                                     200,000   NTL, Inc. (b)(d)                                        12,650,000
                                                     550,000   Time Warner, Inc.                                        9,641,500
                                                     160,000   Tribune Co. (d)                                          4,641,600
                                                     250,000   Viacom, Inc. Class B (b)                                10,370,000
                                                                                                                -----------------
                                                                                                                       79,863,610

                     Metals & Mining - 0.6%          750,000   AK Steel Holding Corp. (b)                               8,632,500
                                                   1,575,000   Alcoa, Inc.                                             49,612,500
                                                     200,000   Freeport-McMoRan Copper & Gold, Inc.
                                                               Class B (b)                                             12,850,000
                                                     300,000   Inco Ltd.                                               15,384,000
                                                                                                                -----------------
                                                                                                                       86,479,000

                     Oil, Gas & Consumable            79,600   Alon USA Energy, Inc.                                    1,717,768
                     Fuels - 3.4%                    500,000   Alpha Natural Resources, Inc. (b)                       11,765,000
                                                      88,600   Amerada Hess Corp. (d)                                  13,715,280
                                                     731,800   Chevron Corp.                                           43,454,284
                                                     750,000   ConocoPhillips                                          48,525,000
                                                      76,200   Consol Energy, Inc.                                      5,554,980
                                                     158,400   Devon Energy Corp.                                      10,804,464
                                                   4,750,000   El Paso Corp.                                           63,935,000
                                                   1,500,000   Exxon Mobil Corp.                                       94,125,000
                                                   1,591,600   International Coal Group, Inc. (b)(g)                   16,106,992
                                                      68,282   James River Coal Co. (b)                                 2,905,399
                                                     400,000   Kerr-McGee Corp.                                        44,156,000
                                                     494,900   Marathon Oil Corp.                                      38,042,963
                                                     172,000   Noble Energy, Inc.                                       7,960,160
                                                     298,800   Occidental Petroleum Corp.                              29,195,748
                                                     500,000   Rosetta Resources, Inc. (b)(j)                           9,000,000
                                                     236,100   Stone Energy Corp. (b)                                  11,807,361
                                                      59,500   Williams Cos., Inc.                                      1,418,480
                                                                                                                -----------------
                                                                                                                      454,189,879

                     Paper & Forest                  450,000   Bowater, Inc.                                           12,303,000
                     Products - 0.2%                 599,900   International Paper Co.                                 19,574,737
                                                                                                                -----------------
                                                                                                                       31,877,737

                     Personal Products - 0.1%        350,000   Avon Products, Inc.                                      9,912,000

                     Pharmaceuticals - 1.8%          445,670   Abbott Laboratories                                     19,230,660
                                                     280,400   Andrx Corp. (b)                                          4,921,020
                                                     902,100   Bristol-Myers Squibb Co.                                20,558,859
                                                     310,000   Eli Lilly & Co.                                         17,552,200
                                                     100,000   IVAX Corp. (b)(d)                                        3,111,548
                                                     900,000   Johnson & Johnson                                       51,786,000
                                                      39,900   King Pharmaceuticals, Inc. (b)                             748,125
                                                     908,200   Merck & Co., Inc.                                       31,332,900
                                                   2,267,700   Pfizer, Inc.                                            58,234,536
                                                     689,800   Schering-Plough Corp.                                   13,209,670
                                                     130,000   Watson Pharmaceuticals, Inc. (b)                         4,301,700
                                                     450,000   Wyeth                                                   20,812,500
                                                                                                                -----------------
                                                                                                                      245,799,718

                     Real Estate - 0.3%              296,400   Aames Investment Corp.                                   1,938,456
                                                   2,250,000   Friedman Billings Ramsey Group, Inc. Class A (d)        26,055,000
                                                      59,655   Prologis                                                 3,055,529
                                                     146,830   Ventas, Inc.                                             4,492,998
                                                                                                                -----------------
                                                                                                                       35,541,983

                     Road & Rail - 1.1%            1,279,000   CSX Corp.                                               68,464,870
                                                     352,500   Norfolk Southern Corp.                                  17,568,600
                                                     700,000   Union Pacific Corp.                                     61,922,000
                                                                                                                -----------------
                                                                                                                      147,955,470

                     Semiconductors &                279,500   Agere Systems, Inc. (b)                                  3,468,595
                     Semiconductor                   300,000   Altera Corp. (b)                                         5,793,000
                     Equipment - 0.3%                359,200   Cirrus Logic, Inc. (b)                                   3,042,424
                                                     921,000   Intel Corp.                                             19,589,670
                                                     500,000   Micron Technology, Inc. (b)                              7,340,000
                                                     300,000   Photronics, Inc. (b)                                     5,412,000
                                                                                                                -----------------
                                                                                                                       44,645,689

                     Software - 1.6%                 193,100   Borland Software Corp. (b)                               1,253,219
                                                   2,503,589   Computer Associates International, Inc.                 68,347,980
                                                     300,000   Compuware Corp. (b)                                      2,472,000
                                                   3,942,800   Microsoft Corp.                                        110,989,820
                                                     445,400   Novell, Inc. (b)                                         4,338,196
                                                     500,000   Siebel Systems, Inc.                                     5,305,000
                                                     400,000   Symantec Corp. (b)                                       7,352,000
                                                   1,095,000   TIBCO Software, Inc. (b)                                 8,749,050
                                                                                                                -----------------
                                                                                                                      208,807,265

                     Specialty Retail - 0.1%         250,000   Home Depot, Inc.                                        10,137,500
                                                     620,000   Pier 1 Imports, Inc.                                     6,708,400
                                                                                                                -----------------
                                                                                                                       16,845,900

                     Textiles, Apparel &           2,012,000   Unifi, Inc. (b)                                          6,378,040
                     Luxury Goods - 0.1%

                     Thrifts & Mortgage              300,000   Fannie Mae                                              17,382,000
                     Finance - 0.2%                  300,000   Washington Mutual, Inc.                                 12,696,000
                                                                                                                -----------------
                                                                                                                       30,078,000

                     Tobacco - 0.3%                2,061,400   Alliance One International, Inc.                         9,193,844
                                                     424,800   Altria Group, Inc.                                      30,730,032
                                                                                                                -----------------
                                                                                                                       39,923,876

                     Transportation                1,452,900   Macquarie Infrastructure Co. Trust                      47,509,830
                     Infrastructure - 0.4%

                     Wireless                        450,000   Alltel Corp.                                            27,013,500
                     Telecommunication               846,500   Sprint Nextel Corp.                                     19,376,385
                     Services - 0.3%                                                                            -----------------
                                                                                                                       46,389,885

                                                               Total Common Stocks in the United States             3,325,299,626

                                                               Total Common Stocks
                                                               (Cost - $5,695,169,846) - 59.8%                      8,075,261,042


                                                               Mutual Funds
Vietnam - 0.0%       Diversified Financial         1,272,540   Vietnam Enterprise Investments Ltd.
                     Services - 0.0%                           Redeemable Shares (b)                                    2,392,375

                                                               Total Mutual Funds
                                                               (Cost - $1,500,000) - 0.0%                               2,392,375


                                                               Preferred Stocks
Australia - 0.2%     Commercial Banks - 0.2%         492,000   National Australia Bank Ltd., 7.875% (c)                21,003,480

                                                               Total Preferred Stocks in Australia                     21,003,480


Bermuda - 0.0%       Insurance - 0.0%                 73,300   IPC Holdings, Ltd., 7.25% (c)                            1,997,425

                                                               Total Preferred Stocks in Bermuda                        1,997,425


United               Diversified                     104,238   McLeodUSA, Inc. Series A, 2.50% (c)                            208
States - 0.5%        Telecommunication
                     Services - 0.0%

                     Insurance - 0.1%                372,100   Metlife, Inc. Series B, 6.375% (c)                      10,232,750
                                                     340,000   XL Capital Ltd., 6.50% (c)                               7,571,800
                                                                                                                -----------------
                                                                                                                       17,804,550

                     Oil, Gas & Consumable            10,650   El Paso Corp., 4.99% (c)(j)                             12,673,500
                     Fuels - 0.1%

                     Thrifts & Mortgage                  385   Fannie Mae, 5.375% (c)                                  37,055,576
                     Finance - 0.3%

                                                               Total Preferred Stocks in the United States             67,533,834

                                                               Total Preferred Stocks
                                                               (Cost - $83,716,259) - 0.7%                             90,534,739


                                                               Warrants (k)
Russia - 0.0%        Diversified                      47,330   Metromedia International Group, Inc.
                     Telecommunication                         (expires 6/01/2006)                                             47
                     Services - 0.0%

                                                               Total Warrants in Russia                                        47


United               Diversified                      10,894   AboveNet, Inc. (expires 9/08/2008)                          98,046
States - 0.0%        Telecommunication                12,816   AboveNet, Inc. (expires 9/08/2010)                         115,344
                     Services - 0.0%                 230,981   McLeodUSA, Inc. (expires 4/16/2007)                            231

                                                               Total Warrants in the United States                        213,621

                                                               Total Warrants
                                                               (Cost - $2,947,098) - 0.0%                                 213,668



                                                               Rights
United               Commercial Services &           826,400   Information Resources, Inc. (i)                            396,672
States - 0.0%        Supplies - 0.0%

                                                               Total Rights
                                                               (Cost - $1,388,352) - 0.0%                                 396,672



                                                               Fixed Income Securities


                                                        Face
                                                      Amount   Corporate Bonds
Brazil - 0.1%        Commercial             USD    5,500,000   Banco Nacional de Desenvolvimento Economico e
                     Banks - 0.0%                              Social, 5.727% due 6/16/2008 (a)                         5,472,500

                     Food Products - 0.1%         11,000,000   Cosan SA Industria e Comercio, 9%
                                                               due 11/01/2009 (j)                                      11,852,500

                                                               Total Corporate Bonds in Brazil                         17,325,000


Canada - 0.1%        Wireless                     11,600,000   Rogers Wireless Communications, Inc., 7.616%
                     Telecommunication                         due 12/15/2010 (a)                                      11,962,500
                     Services - 0.1%        CAD    6,250,000   Rogers Wireless Communications, Inc., 7.625%
                                                               due 12/15/2011                                           5,903,962

                                                               Total Corporate Bonds in Canada                         17,866,462


Chile - 0.3%         Electric               USD   49,287,690   Empresa Electrica del Norte Grande SA, 4%
                     Utilities - 0.3%                          due 11/05/2017                                          45,837,552

                                                               Total Corporate Bonds in Chile                          45,837,552


China - 0.2%         Industrial                    7,760,000   Beijing Enterprises Investment Ltd., 0%
                     Conglomerates - 0.2%                      due 12/21/2010 (c)(l)                                    8,458,400
                                                  15,000,000   Hutchison Whampoa International Ltd., 5.45% due
                                                               11/24/2010                                              15,071,205

                                                               Total Corporate Bonds in China                          23,529,605


Europe - 0.8%        Commercial             EUR   30,700,000   European Investment Bank, 4% due 1/15/2007              37,679,560
                     Banks - 0.8%           BRL   27,500,000   European Investment Bank, 0% due 5/01/2008 (l)           9,101,417
                                                 104,363,970   European Investment Bank, 0%
                                                               due 9/12/2008 (j)(l)                                    32,918,085
                                                 127,600,000   European Investment Bank, 0%
                                                               due 9/21/2010 (j)(l)                                    31,341,406

                                                               Total Corporate Bonds in Europe                        111,040,468


France - 0.4%        Commercial             EUR   39,150,000   ERAP, 2.875% due 7/12/2006                              47,575,959
                     Banks - 0.4%

                     Software - 0.0%               1,505,000   Infogrames Entertainment SA Series WW, 4%
                                                               due 4/01/2009 (c)                                          982,657

                                                               Total Corporate Bonds in France                         48,558,616


Germany - 1.6%       Commercial             GBP   34,250,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.125%
                     Banks - 1.6%                              due 6/07/2006                                           60,840,669
                                                   7,700,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.80%
                                                               due 10/27/2006                                          13,706,254
                                            EUR   39,150,000   KfW - Kreditanstalt fuer Wiederaufbau, 3.125%
                                                               due 11/15/2006                                          47,656,967
                                            GBP   11,550,000   KfW - Kreditanstalt fuer Wiederaufbau, 5.375%
                                                               due 12/07/2007                                          20,833,172
                                                  13,050,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.50%
                                                               due 12/07/2008                                          23,130,437
                                            EUR   38,750,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.25%
                                                               due 7/04/2014                                           49,555,835

                                                               Total Corporate Bonds in Germany                       215,723,334


Hong Kong - 0.0%     Real Estate - 0.0%     USD    2,800,000   Hongkong Land CB 2005 Ltd., 2.75%
                                                               due 12/21/2012 (c)                                       2,933,000

                                                               Total Corporate Bonds in Hong Kong                       2,933,000


India - 0.5%         Automobiles - 0.2%            8,100,000   Tata Motors Ltd., 1% due 7/31/2008 (c)(j)               22,811,625
                                                   6,250,000   Tata Motors Ltd. Series 2, 1% due 4/27/2011 (c)          6,671,875
                                                                                                                -----------------
                                                                                                                       29,483,500

                     Media - 0.2%                 27,770,000   Zee Telefilms Ltd, 0.50% due 4/29/2009 (c)              27,772,888

                     Thrifts & Mortgage            3,900,000   Housing Development Finance Corp., 0%
                     Finance - 0.1%                            due 9/27/2010 (c)(l)                                     4,292,761

                                                               Total Corporate Bonds in India                          61,549,149


Japan - 0.5%         Commercial            JPY 1,201,000,000   The Bank of Fukuoka Ltd., Series 2, 1.10%
                     Banks - 0.5%                              due 9/28/2007 (c)                                       22,935,535
                                               1,783,000,000   The Bank of Kyoto Ltd., Series 1, 1.90%
                                                               due 9/30/2009 (c)                                       33,963,222
                                                 379,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (c)                 4,404,643
                                                                                                                -----------------
                                                                                                                       61,303,400

                     Insurance - 0.0%            735,000,000   ASIF III Jersey Ltd., 0.95% due 7/15/2009                6,289,915

                                                               Total Corporate Bonds in Japan                          67,593,315


Luxembourg - 0.1%    Industrial             USD    5,750,000   Tyco International Group SA, 2.75%
                     Conglomerates - 0.1%                      due 1/15/2018 (c)(j)                                     6,605,313


                                                               Total Corporate Bonds in Luxembourg                      6,605,313


Malaysia - 0.3%      Diversified Financial        26,800,000   Feringghi Capital Ltd., 0% due 12/22/2009 (c)(l)        28,475,000
                     Services - 0.3%        MYR   38,600,000   Johor Corp., 1% due 7/31/2009                           11,424,077
                                                                                                                -----------------
                                                                                                                       39,899,077

                     Electric               USD    1,425,000   TNB Capital (L) Ltd., 2.625% due 11/20/2007 (c)          1,574,625
                     Utilities - 0.0%

                     Food Products - 0.0%          2,190,000   IOI Investment Bhd, 0% due 9/18/2009 (c)(l)              2,486,441

                                                               Total Corporate Bonds in Malaysia                       43,960,143


Mexico - 0.2%        Household Durables - 0.1%     2,500,000   Vitro Envases Norteamerica SA de CV, 10.75%
                                                               due 7/23/2011                                            2,562,500
                                                  10,920,000   Vitro Envases Norteamerica SA de CV, 10.75%
                                                               due 7/23/2011 (j)                                       11,138,400
                                                                                                                -----------------
                                                                                                                       13,700,900

                     Oil, Gas & Consumable   GBP   4,930,000   Petroleos Mexicanos, 14.50% due 3/31/2006                8,889,474
                     Fuels - 0.1%

                                                               Total Corporate Bonds in Mexico                         22,590,374


Netherlands - 0.2%   Semiconductors &       USD    1,500,000   ASM International NV, 4.25%
                     Semiconductor                             due 12/06/2011 (c)                                       1,473,950
                     Equipment - 0.2%              4,235,000   ASM International NV, 4.25%
                                                               due 12/06/2011 (c)(j)                                    4,272,056
                                            EUR   22,850,000   Infineon Technologies Holding BV, 4.25%
                                                               due 2/06/2007 (c)                                       27,885,479

                                                               Total Corporate Bonds in the Netherlands                33,631,485


South Korea - 0.1%   Wireless               USD      250,000   LG Telecom Ltd., 8.25% due 7/15/2009                       265,196
                     Telecommunication            15,750,000   LG Telecom Ltd., 8.25% due 7/15/2009 (j)                16,892,458
                     Services - 0.1%

                                                               Total Corporate Bonds in South Korea                    17,157,654


Sweden - 0.2%        Diversified Financial  TRY   31,600,790   Svensk Exportkredit AB, 10.50% due 9/29/2015            24,841,135
                     Services - 0.2%
                                                               Total Corporate Bonds in Sweden                         24,841,135


Taiwan - 0.1%        Construction           USD   15,850,000   Taiwan Cement Corp., 0% due 3/03/2009 (c)(l)            19,695,242
                     Materials - 0.1%

                                                               Total Corporate Bonds in Taiwan                         19,695,242


United               Commercial             GBP   17,000,000   Bank Nederlandse Gemeenten, 4.625%
Kingdom - 0.4%       Banks - 0.3%                              due 12/07/2006                                          30,228,685
                                                   3,850,000   International Bank for Reconstruction &
                                                               Development, 7.125% due 7/30/2007                        7,104,555
                                                                                                                -----------------
                                                                                                                       37,333,240

                     Diversified            EUR   11,575,000   Colt Telecom Group Plc, 2% due 4/03/2007 (c)            17,569,397
                     Telecommunication
                     Services - 0.1%

                                                               Total Corporate Bonds in the United Kingdom             54,902,637


United               Aerospace &            USD    3,700,000   GenCorp, Inc., 5.75% due 4/15/2007 (c)                   4,139,375
States - 3.5%        Defense - 0.0%

                     Airlines - 0.0%               4,941,985   Northwest Airlines, Inc. Series 1999-3-B, 9.485%
                                                               due 10/01/2016 (o)                                         790,718

                     Biotechnology - 0.2%         12,765,000   Abgenix, Inc., 3.50% due 3/15/2007 (c)                  12,637,350
                                                     440,000   Abgenix, Inc., 1.75% due 12/15/2011 (c)                    790,350
                                                   5,000,000   Abgenix, Inc., 1.75% due 12/15/2011 (c)(j)               8,981,250
                                                   2,170,000   Cell Genesys, Inc., 3.125% due 11/01/2011 (c)            1,868,913
                                                   3,520,000   Nabi Biopharmaceuticals, 2.875%
                                                               due 4/15/2025 (c)                                        2,697,200
                                                                                                                -----------------
                                                                                                                       26,975,063

                     Capital Markets - 0.8%       51,935,000   Goldman Sachs & Co., 0% due 1/31/2007 (l)               57,985,791
                                                  43,500,000   UBS AG, Jersey Branch, 0% due 12/01/2010                43,500,000
                                                                                                                -----------------
                                                                                                                      101,485,791

                     Communications                5,790,000   Lucent Technologies, Inc., 8% due 8/01/2031 (c)          5,847,900
                     Equipment - 0.0%

                     Construction &               51,438,750   Foster Wheeler LLC Series A, 10.359%
                     Engineering - 0.6%                        due 9/15/2011 (r)                                       57,354,206
                                                  14,765,000   J Ray McDermott SA, 11% due 12/15/2013 (j)              17,570,350
                                                                                                                -----------------
                                                                                                                       74,924,556

                     Consumer Finance - 0.0%         170,000   HSBC Finance Corp., 6.40% due 6/17/2008                    174,828

                     Containers &                 28,795,000   Anchor Glass Container Corp., 11.497%
                     Packaging - 0.2%                          due 2/15/2013 (o)                                       22,748,050
                                                   5,904,000   Crown Cork & Seal Co., Inc., 7.50%
                                                               due 12/15/2096                                           4,782,240
                                                                                                                -----------------
                                                                                                                       27,530,290

                     Diversified Financial           120,000   American Honda Finance Corp., 3.85%
                     Services - 0.1%                           due 11/06/2008                                             116,175
                                           JPY 1,500,000,000   General Electric Capital Corp., 1.40%
                                                               due 11/02/2006                                          12,939,324
                                           USD     3,805,000   Triad Acquisition Corp. Series B, 11.125%
                                                               due 5/01/2013                                            3,747,925
                                                                                                                -----------------
                                                                                                                       16,803,424

                     Diversified                  14,051,000   MCI, Inc., 6.908% due 5/01/2007                         14,191,510
                     Telecommunication            14,051,000   MCI, Inc., 7.688% due 5/01/2009                         14,490,094
                     Services - 0.3%               9,624,000   MCI, Inc., 8.735% due 5/01/2014                         10,851,060
                                                                                                                -----------------
                                                                                                                       39,532,664

                     Health Care Providers &      10,000,000   Tenet Healthcare Corp., 9.25% due 2/01/2015 (j)          9,800,000
                     Services - 0.1%

                     Hotels, Restaurants &        14,440,000   Uno Restaurant Corp., 10% due 2/15/2011 (j)             12,165,700
                     Leisure - 0.1%

                     Independent Power      GBP    3,393,000   The AES Corp., 8.375% due 3/01/2011                      6,211,524
                     Producers & Energy     USD    7,230,000   Calpine Corp., 8.75% due 7/15/2013 (j)                   6,434,700
                     Traders - 0.4%               28,300,000   Calpine Generating Co. LLC, 8.32%
                                                               due 4/01/2009 (a)                                       29,290,500
                                                  15,500,000   Calpine Generating Co. LLC, 10.32%
                                                               due 4/01/2010 (a)                                       16,391,250
                                                                                                                -----------------
                                                                                                                       58,327,974

                     Insurance - 0.1%                170,000   AIG SunAmerica Global Financing VII, 5.85%
                                                               due 8/01/2008                                              172,831
                                                   4,945,000   Fortis Insurance NV, 7.75% due 1/26/2008 (c)(j)          6,113,256
                                                                                                                -----------------
                                                                                                                        6,286,087

                     Oil, Gas & Consumable         2,930,000   McMoRan Exploration Co., 5.25%
                     Fuels - 0.1%                              due 10/06/2011 (c)                                       3,838,300
                                                   6,425,000   McMoRan Exploration Co., 5.25%
                                                               due 10/06/2011 (c)(j)                                    8,416,750
                                                                                                                -----------------
                                                                                                                       12,255,050

                     Paper & Forest               22,750,000   Mandra Forestry, 12% due 5/15/2013 (j)(q)               21,840,000
                     Products - 0.2%

                     Semiconductors &             22,400,000   Conexant Systems, Inc., 4% due 2/01/2007 (c)            22,064,000
                     Semiconductor                 9,050,000   LSI Logic Corp., 4% due 11/01/2006 (c)                   8,959,500
                     Equipment - 0.2%                                                                           -----------------
                                                                                                                       31,023,500

                     Specialty Retail - 0.0%       1,890,000   General Nutrition Centers, Inc., 8.625%
                                                               due 1/15/2011                                            1,852,200

                     Wireless                     14,325,000   Nextel Communications, Inc., 5.25%
                     Telecommunication                         due 1/15/2010 (c)                                       14,325,000
                     Services - 0.1%

                                                               Total Corporate Bonds in the United States             466,080,120

                                                               Total Corporate Bonds
                                                               (Cost - $1,193,278,915) - 9.6%                       1,301,420,604


                                                               Floating Rate Loan Interests (p)
Mexico - 0.0%        Household Durables - 0.0%     6,810,000   Vitro Envases Norteamerica SA de CV Term Loan,
                                                               10.08% due 2/24/2010                                     6,656,775

                                                               Total Floating Rate Loan Interests in Mexico             6,656,775


United               Containers &                 21,904,000   Anchor Glass Container Corp. Debtor In Possesion
States - 0.2%        Packaging - 0.2%                          Term Loan, 11.491% due 9/30/2006                        22,342,278

                     Textiles, Apparel &           7,995,080   Galey & Lord, Inc. Term Loan,
                     Luxury Goods - 0.0%                       due 7/31/2009 (o)                                          239,852

                                                               Total Floating Rate Loan Interests in the
                                                               United States                                           22,582,130

                                                               Total Floating Rate Loan Interests
                                                               (Cost - $33,885,476) - 0.2%                             29,238,905


                                                               Foreign Government Obligations
Brazil - 0.1%                             USD     11,500,000   Brazilian Government International Bond,
                                                               8.25% due 1/20/2034                                     12,730,500

                                                               Total Foreign Government Obligations in
                                                               Brazil                                                  12,730,500


Canada - 0.3%                             CAD        350,000   Canadian Government Bond, 4.25% due 9/01/2008              308,437
                                                  38,600,000   Canadian Government Bond, 4% due 9/01/2010              33,674,136
                                                     521,000   Canadian Government Bond, 5.25% due 6/01/2013              487,224
                                                     175,000   Canadian Government Bond Series WL43, 5.75%
                                                               due 6/01/2029                                              185,318

                                                               Total Foreign Government Obligations in
                                                               Canada                                                  34,655,115


France - 0.2%                             EUR     23,500,000   Caisse d'Amortissement de la Dette Sociale, 4%
                                                               due 10/25/2014                                          29,531,634

                                                               Total Foreign Government Obligations in
                                                               France                                                  29,531,634

Germany - 0.5%                                    51,000,000   Federal State of North Rhine Westphalia
                                                               Series 387, 4.25% due 2/16/2007                         62,755,044

                                                               Total Foreign Government Obligations in
                                                               Germany                                                 62,755,044


Iceland - 0.2%                            ISK  1,316,000,000   Iceland Rikisbref, 7.25% due 5/17/2013                  20,231,564

                                                               Total Foreign Government Obligations in
                                                               Iceland                                                 20,231,564


Italy - 0.1%                              JPY  2,075,000,000   Italy Government International Bond, 0.375%
                                                               due 10/10/2006                                          17,767,381


                                                               Total Foreign Government Obligations in
                                                               Italy                                                   17,767,381


Malaysia - 0.4%                           MYR    161,250,000   Malaysia Government Bond Series 386X, 8.60%
                                                               due 12/01/2007                                          46,880,046

                                                               Total Foreign Government Obligations in
                                                               Malaysia                                                46,880,046


Netherlands - 0.2%                        EUR     24,000,000   Netherlands Government Bond, 3.75%
                                                               due 7/15/2014                                           29,837,906

                                                               Total Foreign Government Obligations in
                                                               the Netherlands                                         29,837,906


New Zealand - 0.1%                        NZD     21,250,000   New Zealand Government Bond Series 216, 4.50%
                                                               due 2/14/2016                                           19,593,672

                                                               Total Foreign Government Obligations in
                                                               New Zealand                                             19,593,672


Poland - 0.3%                             PLN    123,500,000   Poland Government Bond, 3% due 8/24/2016                39,207,594

                                                               Total Foreign Government Obligations in
                                                               Poland                                                  39,207,594


Sweden - 0.3%                             SEK    275,750,000   Sweden Government Bond Series 3101, 4%
                                                               due 12/01/2008                                          44,821,913

                                                               Total Foreign Government Obligations in
                                                               Sweden                                                  44,821,913


United Kingdom - 0.0%                     GBP        260,000   United Kingdom Gilt, 7.25% due 12/07/2007                  486,007
                                                      85,000   United Kingdom Gilt, 8% due 6/07/2021                      217,437

                                                               Total Foreign Government Obligations in
                                                               the United Kingdom                                         703,444

                                                               Total Foreign Government Obligations
                                                               (Cost - $351,823,820) - 2.7%                           358,715,813


                                                               U.S. Government Obligations
United States - 9.1%                      USD    111,504,825   U.S. Treasury Inflation Indexed Bonds,
                                                               0.875% due 4/15/2010                                   106,866,001
                                                 455,031,236   U.S. Treasury Inflation Indexed Bonds,
                                                               1.875% due 7/15/2015 (h)                               451,600,717
                                                 387,422,905   U.S. Treasury Inflation Indexed Bonds,
                                                               2% due 1/15/2016                                       369,115,616
                                                  60,250,000   U.S. Treasury Notes, 3.625% due 4/30/2007 (d)           59,558,089
                                                  60,500,000   U.S. Treasury Notes, 3.50% due 5/31/2007 (d)            59,675,203
                                                  23,250,000   U.S. Treasury Notes, 4% due 6/15/2009 (d)               22,890,346
                                                  11,150,000   U.S. Treasury Notes, 4.75% due 5/15/2014 (d)            11,304,182
                                                  24,750,000   U.S. Treasury Notes, 4.25% due 8/15/2014 (d)            24,232,774
                                                 118,225,000   U.S. Treasury Notes, 4.25% due 11/15/2014 (d)          115,652,660

                                                               Total U.S. Government Obligations
                                                               (Cost - $1,220,073,071) - 9.1%                       1,220,895,588

                                                               Total Fixed Income Securities
                                                               (Cost - $2,799,061,282) - 21.6%                      2,910,270,910


                                                  Beneficial
                                                    Interest   Other Interests (f)
United               Diversified          USD     19,750,000   AboveNet, Inc.. (Litigation Trust Certificates)                  0
States - 0.0%        Telecommunication                 5,700   McLeodUSA, Inc. (Litigation Trust Certificates)                  0
                     Services - 0.0%
                                                               Total Other Interests
                                                               (Cost - $0) - 0.0%                                               0


                                                               Short-Term Securities
Denmark - 0.1%       Time                 DKK     64,177,737   Danish Krone Time Deposit, 2.31% due 2/10/2006          10,440,667
                     Deposits - 0.1%

                                                               Total Short-Term Securities in Denmark                  10,440,667


Europe - 4.9%        Time                 EUR     85,208,250   Euro Time Deposit, 2.34% due 2/03/2006                 103,468,343
                     Deposits - 4.9%              84,296,952   Euro Time Deposit, 2.34% due 2/10/2006                 102,361,754
                                                 127,533,261   Euro Time Deposit, 2.31% due 2/17/2006                 154,863,587
                                                  63,800,734   Euro Time Deposit, 2.34% due 2/24/2006                  77,473,205
                                                  43,183,931   Euro Time Deposit, 2.35% due 3/03/2006                  52,438,230
                                                  55,789,942   Euro Time Deposit, 2.35% due 3/10/2006                  67,745,704
                                                  84,490,450   Euro Time Deposit, 2.37% due 3/17/2006                 102,596,718

                                                               Total Short-Term Securities in Europe                  660,947,541


Singapore - 0.3%     Time                 SGD     70,166,445   Singapore Dollar Time Deposit, 2.97% due
                     Deposits - 0.3%                           2/24/2006                                               43,237,888

                                                               Total Short-Term Securities in Singapore                43,237,888


Switzerland - 0.4%   Time                 CHF     74,206,638   Swiss Franc Time Deposit, 0.78% due 2/03/2006           57,924,157
                     Deposits - 0.4%

                                                               Total Short-Term Securities in Switzerland              57,924,157


United               Time                 GBP      9,566,630   British Pound Time Deposit, 4.47% due 2/10/2006         17,003,413
Kingdom - 0.1%       Deposits - 0.1%

                                                               Total Short-Term Securities in
                                                               the United Kingdom                                      17,003,413


United                                    USD  1,529,399,178   Merrill Lynch Liquidity Series, LLC
States - 14.3%                                                 Cash Sweep Series I (m)                              1,529,399,178
                                                 396,645,300   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Fund (m)(n)                               396,645,300

                                                               Total Short-Term Securities in
                                                               the United States                                    1,926,044,478

                                                               Total Short-Term Securities
                                                               (Cost - $2,712,117,045) - 20.1%                      2,715,598,144


                                                   Number of
                                                   Contracts   Options Purchased
                     Call Options Purchased            1,000   HCA, Inc., expiring February 2006 at USD 55                  5,000

                     Put Options Purchased             1,100   Anheuser-Busch Cos., Inc.,
                                                               expiring March 2006 at USD 40                               49,500
                                                       2,000   Applebees International, Inc.,
                                                               expiring February 2006 at USD 20                            10,000
                                                       2,000   Bowater, Inc., expiring March 2006 at USD 25                90,000
                                                       3,687   Bristol-Myers Squibb Co.,
                                                               expiring March 2006 at USD 22.5                            294,960
                                                       1,110   Circuit City Stores, Inc.,
                                                               expiring April 2006 at USD 15                                5,550
                                                       2,000   Merck & Co., Inc.,
                                                               expiring April 2006 at USD 25                               10,000
                                                       9,220   Nokia Oyj, expiring April 2006 at USD 12.5                  46,100
                                                       4,000   Pfizer, Inc., expiring March 2006 at USD 22.5               20,000
                                                       2,000   Schering-Plough Corp.,
                                                               expiring May 2006 at USD 20                                240,000
                                                       1,000   Wal-Mart Stores, Inc.,
                                                               expiring March 2006 at USD 42.5                             20,000
                                                                                                                -----------------
                                                                                                                          786,110

                                                               Total Options Purchased
                                                               (Premiums Paid - $2,317,320) - 0.0%                        791,110

                                                               Total Investments
                                                               (Cost - $11,298,217,202) - 102.2%                   13,795,458,660


                                                               Options Written
                     Call Options Written              2,600   Andrx Corp., expiring January 2007 at USD 20             (611,000)
                                                       1,750   Career Education Corp.,
                                                               expiring January 2007 at USD 25                        (1,732,500)
                                                       1,750   Career Education Corp.,
                                                               expiring January 2007 at USD 30                        (1,155,000)
                                                       3,592   Cirrus Logic, Inc.,
                                                               expiring January 2007 at USD  5                        (1,400,880)
                                                       3,619   Cisco Systems, Inc.,
                                                               expiring January 2007 at USD 17.5                        (995,225)
                                                       8,000   Cisco Systems, Inc.,
                                                               expiring January 2007 at USD 20                        (1,120,000)
                                                       4,000   Cisco Systems, Inc.,
                                                               expiring January 2007 at USD 22.5                        (260,000)
                                                       2,263   Computer Associates International, Inc.,
                                                               expiring January 2007 at USD 30                          (396,025)
                                                      14,812   Corinthian Colleges, Inc.,
                                                               expiring January 2007 at USD 12.5                      (2,888,340)
                                                       7,000   Extreme Networks Inc.,
                                                               expiring January 2007 at USD  5                          (560,000)
                                                       1,000   Fannie Mae, expiring January 2007 at USD 50            (1,230,000)
                                                      10,180   Knight Capital Group, Inc. Class A,
                                                               expiring January 2007 at USD  7.5                      (4,682,800)
                                                       4,275   Lexmark International, Inc. Class A,
                                                               expiring January 2007 at USD 50                        (2,436,750)
                                                       4,000   Mattel, Inc., expiring January 2007 at USD 15          (1,120,000)
                                                         739   McDermott International, Inc.,
                                                               expiring January 2007 at USD 22.5                      (2,276,120)
                                                       2,000   McDermott International, Inc.,
                                                               expiring January 2007 at USD 35                        (4,040,000)
                                                       2,000   McDermott International, Inc.,
                                                               expiring January 2007 at USD 40                        (3,320,000)
                                                      10,000   McDonald's Corp.,
                                                               expiring January 2007 at USD 35                        (4,000,000)
                                                         904   Molson Coors Brewing Co. Class B,
                                                               expiring January 2007 at USD 60                          (696,080)
                                                       3,525   Norfolk Southern Corp.,
                                                               expiring January 2007 at USD 40                        (4,300,500)
                                                       4,454   Novell, Inc., expiring January 2007 at USD  5          (2,316,080)
                                                       1,000   Panera Bread Co. Class A,
                                                               expiring August 2006 at USD 65                           (990,000)
                                                       5,000   Pfizer, Inc., expiring January 2007 at USD 25          (1,400,000)
                                                       1,000   Quanta Services, Inc.,
                                                               expiring May 2006 at USD 12.5                            (210,000)
                                                       2,224   Quanta Services, Inc.,
                                                               expiring January 2007 at USD 10                        (1,112,000)
                                                       2,930   Quanta Services, Inc.,
                                                               expiring January 2007 at USD 12.5                        (908,300)
                                                       3,000   Suncor Energy, Inc.,
                                                               expiring January 2007 at USD 50                        (9,960,000)
                                                      10,950   TIBCO Software, Inc.,
                                                               expiring January 2007 at USD  7.5                      (1,697,250)
                                                       2,500   Tellabs, Inc., expiring January 2007 at USD 12.5         (512,500)
                                                       4,072   Tenet Healthcare Corp.,
                                                               expiring May 2006 at USD  7                              (366,480)
                                                       5,000   Tenet Healthcare Corp.,
                                                               expiring January 2007 at USD  7.5                        (675,000)
                                                       2,500   Tyco International Ltd.,
                                                               expiring January 2007 at USD 25                          (850,000)
                                                       1,485   Wendy's International, Inc.,
                                                               expiring January 2007 at USD 45                        (2,420,550)

                                                               Total Options Written
                                                               (Premiums Received - $37,903,384) - (0.5%)            (62,639,380)

                                                               Total Investments, Net of Options Written
                                                               (Cost - $11,260,313,818*)  - 101.7%                 13,732,819,280
                                                               Liabilities in Excess of Other Assets - (1.7%)       (235,768,259)
                                                                                                                -----------------
                                                               Net Assets - 100.0%                              $  13,497,051,021
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $     11,290,395,183
                                               ====================
    Gross unrealized appreciation              $      2,630,005,517
    Gross unrealized depreciation                     (187,581,420)
                                               --------------------
    Net unrealized appreciation                $      2,442,424,097
                                               ====================


(a) Floating rate note.

(b) Non-income producing security.

(c) Convertible security.

(d) Security, or a portion of security, is on loan.

(e) Depositary receipts.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Restricted security as to resale, representing 0.1% of net assets were as follows:

                                     Acquisition
    Issue                               Dates              Cost          Value

    International Coal Group, Inc.   12/06/2004 -
                                     12/14/2004    $ 16,296,755   $ 16,106,992

    Koninklijke Ahold NV **          12/11/2003       2,811,386      3,662,583
                                                   ------------   ------------
    Total                                          $ 19,108,141   $ 19,769,575
                                                   ============   ============

       ** Depositary receipts.


(h) All or a portion of security held as collateral in connection with open financial futures contracts.

(i) The rights entitle holders to potential cash distributions pending litigation settlements.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Represents a zero coupon bond.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net                Interest
    Affiliate                                   Activity              Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $  (754,293,101)     $  15,522,863
    Merrill Lynch Liquidity Series,
       LLC Money Market Series              $    196,123,501     $     185,362


(n) Security was purchased with the cash proceeds from securities loans.

(o) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(p) Floating rate loan interest in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate

(q) Issued with warrants.

(r) Investments in companies (whereby the Trust held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the
    Investment Company Act of 1940, were as follows:

                                                                                                           Interest/
                                           Net             Purchase        Sales         Realized           Dividend
    Affiliate                            Activity            Cost           Cost          Gains              Income
    Foster Wheeler Ltd.                    (852,479)     $  2,712,120     $  7,035,526    $ 32,594,707         #
    Foster Wheeler LLC,
    10.359% due 9/15/2011 (Series A)   $ (4,155,000)                -     $  4,269,610    $    404,765    $  1,362,894
    Macquarie Infrastructure Co. Trust      (17,800)                -     $    494,840    $     36,668    $    726,450

      #  Non-income producing security.


o   Financial futures contracts purchased as of January 31, 2006 were as follows:


    Number of                                             Expiration       Face           Unrealized
    Contracts          Issue               Exchange          Date         Value          Appreciation
      180       Dax Index 25 Euro        Euronext Paris   March 2006   $   29,182,844    $    1,944,815
      129       S&P 500 TSE 60
                Index                    Montreal         March 2006       14,214,822           997,091
                                                                                         --------------
    Total Unrealized Appreciation - Net                                                  $    2,941,906
                                                                                         ==============


o   Financial futures contracts sold as of January 31, 2006 were as follows:

                                                                                          Unrealized
    Number of                                             Expiration       Face          Appreciation
    Contracts          Issue               Exchange          Date         Value         (Depreciation)
      354       DJ Euro Stoxx            Euronext Paris   March 2006   $   15,470,884    $    (455,505)
      186       FTSE 100 Index           LIFFE            March 2006       18,727,830         (256,316)
      172       TSE 10-Year
                Japanese Government
                Bond                     Tokyo            March 2006      201,027,546            46,211
      444       S&P 500 Index            Detroit          March 2006      142,636,320           156,720
       14       Topix Index              Tokyo            March 2006        1,884,817         (162,593)
                                                                                         --------------
    Total Unrealized Depreciation - Net                                                  $    (671,483)
                                                                                         ==============


o   Swaps outstanding as of January 31, 2006 were as follows:


                                              Notional          Unrealized
                                               Amount         Depreciation

    Bought credit default protection on
    United Mexican States and pay 1.12%

    Broker, Credit Suisse First Boston
    Expires May 2010                       $   6,450,000     $   (140,326)


o Forward foreign exchange contracts purchased as of January 31, 2006 were as follows:


                                             Settlement         Unrealized
    Foreign Currency                            Date          Depreciation

    HKD  21,583,246                        February 2006             (270)
                                                             -------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts - Net
    (USD Commitment - $2,782,678)                            $       (270)
                                                             =============


o Forward foreign exchange contracts sold as of January 31, 2006 were as follows:


                                             Settlement         Unrealized
    Foreign Currency                            Date          Depreciation

    GBP  61,750,000                        February 2006     $ (1,014,629)
    GBP  74,150,000                          March 2006        (1,912,846)
                                                             -------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts - Net
    (USD Commitment - $238,628,075)                          $ (2,927,475)
                                                             =============


o   Currency Abbreviations:

    BRL   Brazilian Real
    CAD   Canadian Dollar
    CHF   Swiss Franc
    DKK   Danish Krone
    EUR   Euro
    GBP   British Pound
    ISK   Icelandic Krona
    JPY   Japanese Yen
    MYR   Malaysian Ringgit
    NZD   New Zealand Dollar
    PLN   Polish Zloty
    SEK   Swedish Krona
    SGD   Singapore Dollar
    TRY   Turkish Lira
    USD   U.S. Dollar

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown are as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Allocation Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date:  March 20, 2006